Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation Amortisation And Impairment Loss Reversal Of Impairment Loss Recognised In Profit Or Loss [Abstract]
Depreciation	$ (145,873,065)	$ (155,826,620)	$ (148,421,514)
Amortization	(6,811,041)	(5,833,990)	(4,780,148)
Subtotal	(152,684,106)	(161,660,610)	(153,201,662)
Impairment loss recognized in the period’s profit or loss	(7,937,817)	(35,926,710)	3,054,903
Total	$ (160,621,923)	$ (197,587,320)	$ (150,146,759)